Real Estate - Schedule of Real Estate (Details) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Real Estate [Abstract]
Land Held for Development	$ 9,858,100	$ 9,707,800	$ 2,982,300
Construction in Progress	23,195,000	12,879,600	14,529,200
Held for Sale	1,392,100	2,239,300	938,400
Real estate	$ 34,445,200	$ 24,826,700	$ 18,449,900